Summary of Significant Accounting Policies - Geographic Information for Property and Equipment, Net of Accumulated Depreciation (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Total property and equipment, net	$ 11,837	$ 12,091	$ 12,784
North America [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, net		2,067	2,802
Asia [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, net		$ 10,024	$ 9,982